Offerings	Feb. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	TR Finance LLC 3.350% Notes due 2026
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(2)
The aggregate principal amount of each series of debt securities to be issued will be determined
upon completion of the Exchange Offers to which this registration statement relates. By the terms of the Exchange Offers to which the registration statement relates, no more than $1,869,045,000 combined aggregate principal amount will be issued for all series of debt securities. Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation will fully and unconditionally guarantee the debt securities issued by TR Finance LLC as to payment of principal, premium (if any), interest and other amounts under the indenture.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.350% Notes due 2026
Amount of Registration Fee	$ 0
Offering Note
(1)
Guarantees by Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation, which guarantees are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	TR Finance LLC 5.850% Notes due 2040
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(2)
The aggregate principal amount of each series of debt securities to be issued will be determined
upon completion of the Exchange Offers to which this registration statement relates. By the terms of the Exchange Offers to which the registration statement relates, no more than $1,869,045,000 combined aggregate principal amount will be issued for all series of debt securities. Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation will fully and unconditionally guarantee the debt securities issued by TR Finance LLC as to payment of principal, premium (if any), interest and other amounts under the indenture.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.850% Notes due 2040
Amount of Registration Fee	$ 0
Offering Note
(1)
Guarantees by Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation, which guarantees are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	TR Finance LLC 4.500% Notes due 2043
Maximum Aggregate Offering Price	$ 119,045,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,225.79
Offering Note
(2)
The aggregate principal amount of each series of debt securities to be issued will be determined
upon completion of the Exchange Offers to which this registration statement relates. By the terms of the Exchange Offers to which the registration statement relates, no more than $1,869,045,000 combined aggregate principal amount will be issued for all series of debt securities. Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation will fully and unconditionally guarantee the debt securities issued by TR Finance LLC as to payment of principal, premium (if any), interest and other amounts under the indenture.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.500% Notes due 2043
Amount of Registration Fee	$ 0
Offering Note
(1)
Guarantees by Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation, which guarantees are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	TR Finance LLC 5.650% Notes due 2043
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585
Offering Note
(2)
The aggregate principal amount of each series of debt securities to be issued will be determined
upon completion of the Exchange Offers to which this registration statement relates. By the terms of the Exchange Offers to which the registration statement relates, no more than $1,869,045,000 combined aggregate principal amount will be issued for all series of debt securities. Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation will fully and unconditionally guarantee the debt securities issued by TR Finance LLC as to payment of principal, premium (if any), interest and other amounts under the indenture.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.650% Notes due 2043
Amount of Registration Fee	$ 0
Offering Note
(1)
Guarantees by Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation, which guarantees are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	TR Finance LLC 5.500% Debentures due 2035
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
(2)
The aggregate principal amount of each series of debt securities to be issued will be determined
upon completion of the Exchange Offers to which this registration statement relates. By the terms of the Exchange Offers to which the registration statement relates, no more than $1,869,045,000 combined aggregate principal amount will be issued for all series of debt securities. Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation will fully and unconditionally guarantee the debt securities issued by TR Finance LLC as to payment of principal, premium (if any), interest and other amounts under the indenture.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.500% Debentures due 2035
Amount of Registration Fee	$ 0
Offering Note
(1)
Guarantees by Thomson Reuters Corporation, Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation, which guarantees are being sold without separate consideration. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.